Stock-Based Compensation, U.S. Cellular, Stock option rollforward schedules (Details) - U.S. Cellular - U.S. Cellular Common Shares - 2005 and 2013 Long-Term Incentive Plans - Stock Options - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock compensation, stock option rollforward schedule, number of shares
Outstanding, begin of period	3,388,000
Exercisable options, begin of period	1,586,000
Granted options	1,279,000
Exercised options	(321,000)
Forfeited options	(110,000)
Expired options	(134,000)
Outstanding, end of period	4,102,000	3,388,000
Exercisable options, end of period	1,849,000	1,586,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price	$ 41.51
Options exercisable, begin of period - weighted average exercise price	45.28
Options granted, weighted average exercise price	36.42
Options exercised, weighted average exercise price	32.94
Options forfeited, weighted average exercise price	37.57
Options expired, weighted average exercise price	43.77
Options outstanding, end of period - weighted average exercise price	40.62	$ 41.51
Options exercisable, end of period - weighted average exercise price	44.33	45.28
Options granted, weighted average grant date fair value	$ 9.94	$ 10.68	$ 11.53
Aggregate intrinsic value, options exercised	$ 2,100,000	$ 2,000,000	$ 6,800,000
Aggregate intrinsic value, options outstanding	11,292,000
Aggregate intrinsic value, options exercisable	$ 3,733,000
Weighted average remaining contractual life, outstanding	6 years 10 months
Weighted average remaining contractual life, exercisable	4 years 7 months